Investment Portfolioas of March 31, 2024 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 97.9%
Australia 4.9%
BHP Group Ltd.	46,403	1,338,659
BlueScope Steel Ltd.	79,576	1,236,759
National Australia Bank Ltd.	39,507	891,798
Santos Ltd.	48,410	244,484
(Cost $3,006,362)		3,711,700
Austria 1.6%
OMV AG	13,660	646,369
Verbund AG	8,148	595,554
(Cost $1,457,815)		1,241,923
Belgium 1.2%
UCB SA (Cost $625,712)	7,418	915,533
Finland 0.2%
Fortum Oyj (a) (Cost $201,257)	14,684	181,310
France 13.9%
BNP Paribas SA	8,686	617,167
Cie de Saint-Gobain SA	5,736	445,123
Cie Generale des Etablissements Michelin SCA	11,473	439,654
Credit Agricole SA	118,794	1,770,671
Engie SA	14,397	240,904
Sanofi SA	15,371	1,508,390
Societe Generale SA	22,452	600,956
Television Francaise 1 SA	168,282	1,537,737
TotalEnergies SE	6,735	461,177
Vivendi SE	271,838	2,962,051
(Cost $8,877,001)		10,583,830
Germany 4.6%
Brenntag SE	18,044	1,519,965
Deutsche Post AG	15,636	673,322
Infineon Technologies AG	39,335	1,337,388
(Cost $2,822,941)		3,530,675
Israel 0.8%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $365,972)	44,596	629,250
Italy 1.9%
Intesa Sanpaolo SpA	169,616	615,396
UniCredit SpA	22,698	861,356
(Cost $617,218)		1,476,752
Japan 27.8%
Astellas Pharma, Inc.	28,700	308,082

Fujitsu Ltd.	54,000	862,366
JGC Holdings Corp.	40,700	397,913
Komatsu Ltd.	8,600	253,546
Nintendo Co., Ltd.	48,800	2,662,434
Nitto Denko Corp.	20,000	1,819,923
Ono Pharmaceutical Co., Ltd.	95,000	1,554,466
Otsuka Holdings Co., Ltd.	22,800	944,503
Sekisui House Ltd.	92,100	2,089,255
Seven & i Holdings Co., Ltd.	33,400	485,401
Shin-Etsu Chemical Co., Ltd.	59,945	2,615,911
Shionogi & Co., Ltd.	55,600	2,840,235
Sony Group Corp.	14,300	1,221,423
Subaru Corp.	13,500	305,529
Sumitomo Mitsui Financial Group, Inc.	14,856	866,747
Takeda Pharmaceutical Co., Ltd.	69,600	1,932,414
(Cost $17,861,716)		21,160,148
Luxembourg 2.5%
ArcelorMittal SA	36,056	990,174
Tenaris SA	45,500	899,041
(Cost $1,808,796)		1,889,215
Netherlands 6.2%
Randstad NV	22,727	1,199,470
Stellantis NV	124,998	3,552,731
(Cost $3,412,039)		4,752,201
New Zealand 0.2%
Fletcher Building Ltd. (Cost $156,783)	61,942	152,470
Norway 0.4%
Equinor ASA (Cost $286,836)	10,088	267,067
Singapore 6.1%
DBS Group Holdings Ltd.	37,400	997,980
Oversea-Chinese Banking Corp., Ltd.	254,300	2,540,646
United Overseas Bank Ltd.	49,000	1,063,647
(Cost $4,374,872)		4,602,273
Spain 2.8%
Banco Bilbao Vizcaya Argentaria SA	49,062	584,353
Banco Santander SA	322,549	1,573,400
(Cost $1,402,489)		2,157,753
Sweden 1.1%
Volvo AB "B" (Cost $709,354)	30,821	835,311
Switzerland 11.9%
Cie Financiere Richemont SA "A", (Registered)	12,865	1,961,454
Glencore PLC	188,851	1,037,573
Holcim AG	25,490	2,308,048
Novartis AG (Registered)	17,926	1,736,647
STMicroelectronics NV	46,176	1,988,694
(Cost $8,026,376)		9,032,416

United Kingdom 9.8%
BP PLC	168,758	1,055,830
Centrica PLC	282,206	454,672
GSK PLC	94,782	2,043,983
HSBC Holdings PLC	100,014	781,380
Imperial Brands PLC	18,037	402,948
Lloyds Banking Group PLC	3,785,181	2,472,816
Standard Chartered PLC	24,807	210,216
(Cost $6,404,007)		7,421,845
Total Common Stocks (Cost $62,417,546)		74,541,672

Preferred Stocks 0.3%
Germany
Henkel AG & Co. KGaA (Cost $212,030)	2,961	237,988

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (b) (c) (Cost $184,100)	184,100	184,100

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $669,400)	669,400	669,400

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $63,483,076)	99.3	75,633,160
Other Assets and Liabilities, Net	0.7	549,277
Net Assets	100.0	76,182,437
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (b) (c)
—	184,100 (d)	—	—	—	1,206	—	184,100	184,100
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (b)
478,128	2,325,067	2,133,795	—	—	4,123	—	669,400	669,400
478,128	2,509,167	2,133,795	—	—	5,329	—	853,500	853,500

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $172,864, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

ADR: American Depositary Receipt

At March 31, 2024 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Financials	16,448,529	22%
Health Care	14,413,503	19%
Materials	11,347,047	15%
Consumer Discretionary	9,570,046	13%
Communication Services	7,162,222	10%
Industrials	5,477,120	7%
Information Technology	4,188,448	6%
Energy	3,573,968	5%
Utilities	1,472,440	2%
Consumer Staples	1,126,337	1%
Total	74,779,660	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,711,700	$—	$—	$3,711,700
Austria	1,241,923	—	—	1,241,923
Belgium	915,533	—	—	915,533
Finland	181,310	—	—	181,310
France	10,583,830	—	—	10,583,830
Germany	3,530,675	—	—	3,530,675
Israel	629,250	—	—	629,250
Italy	1,476,752	—	—	1,476,752
Japan	21,160,148	—	—	21,160,148
Luxembourg	1,889,215	—	—	1,889,215
Netherlands	4,752,201	—	—	4,752,201
New Zealand	152,470	—	—	152,470
Norway	—	267,067	—	267,067
Singapore	4,602,273	—	—	4,602,273
Spain	2,157,753	—	—	2,157,753
Sweden	835,311	—	—	835,311
Switzerland	9,032,416	—	—	9,032,416
United Kingdom	7,421,845	—	—	7,421,845
Preferred Stocks	237,988	—	—	237,988
Short-Term Investments (a)	853,500	—	—	853,500
Total	$75,366,093	$267,067	$—	$75,633,160

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1cint-PH1
R-080548-2 (1/25)